Condensed Consolidated Statements of Cash Flows - USD ($)	5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Cash Flows from Operating Activities
Net loss	$ (7,562)	$ (209,011)	$ (36,468)	$ (65,953)
Adjustment to reconcile net loss to net cash used in operating activities:
Expenses paid by stockholder and contributed as capital	312
Common stock issued for services	2,000
Amortization of computer software		3,000		1,500
Embedded conversion option liability discount		19,103
Commitment fee on promissory note		40,000
Impairment of intangible asset		55,763
Amortization of debt discount -OID		1,500
Issuance of common stock for services		6,000
Changes in operating assets and liabilities
Accounts receivable		77,759	(8,330)	(81,000)
Due from Officer				(10,904)
Prepaid Expense and other current assets		(2,375)
Prepaid deposits for acquisitions			(34,278)
Due from related party		2,710
Accounts payable		(15,130)	3,075	13,389
Accounts payable - related party		(10,500)		10,500
Accrued liabilities	5,250	9,916	(4,500)	29,613
Net Cash Used in Operating Activities		(21,265)	(80,626)	(102,855)
Cash Flows from Investing Activities
Cash paid for acquisitions and intangible asset, net of cash acquired		(52,641)	(20,000)
Cash paid for purchase of computer software				(30,000)
Net cash paid for earnest deposit for acquisitions				(32,000)
Net Cash Used in Investing Activities		(52,641)	(20,000)	(62,000)
Cash Flows from Financing Activities
Net borrowing from related party		21,295	4,141	4,120
Proceeds from note payable		303,000
Proceeds from stock subscriptions			475	420
Proceeds from issuances of common stock			98,541	160,552
Net Cash Provided by Financing Activities		324,295	103,157	165,092
Effect of exchange rate changes on cash		(65)	2
Net Increase in Cash and Cash Equivalents		250,324	2,533	237
Cash and Cash Equivalents, Beginning of the Period		468
Cash and Cash Equivalents, End of the Period		252,364	2,533	468
Supplemental Disclosures of Cash Flow Information
Cash paid for income taxes
Cash paid for interest
Supplemental Disclosure of Non-cash Investing and Financing Activities:
Common stock subscriptions receivable			60
Common stock issued to founders for no consideration	2,000		500	500
Common stock issued for share exchange acquisition		3,000
Embedded conversion option liability		306,953
Common stock receivable		408,087
Redemption of common shares in connection with the change of control			$ 1,950	$ 2,000